SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Accumulated deficit	$ 28,594		$ 26,332	$ 13,225
Net cash provided by (used in) operating activities	379	$ (2,399)	(14,518)	(7,884)
Working capital	(4,700)		(1,500)
Cash and cash equivalents	2,569		3,546	$ 2,227
Cash in excess of insured limits	$ 2,100		$ 3,200
One Customer | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	12.00%		11.00%	11.00%
One Customer | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage			12.00%	28.00%
Two Customers | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	23.00%		12.00%